Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Aggregate amount	¥ 280,272	¥ 271,039	¥ 288,632
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 155	¥ 150	¥ 155
Aggregate amount	¥ 218,596	¥ 205,083	¥ 211,922